Provisions (Details) - Schedule of movements in provisions - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Provisions (Details) - Schedule of movements in provisions [Line Items]
TOTAL	$ 547,136	$ 653,553	$ 636,971
Annual Leave [Member]
Provisions (Details) - Schedule of movements in provisions [Line Items]
Carrying amount at start of year	285,360	245,804	266,487
Charged/(credited) to profit or loss -additional provisions recognised	231,981	278,686	308,032
Amounts used during the year	(231,061)	(240,734)	(328,715)
Change in foreign exchange	(12,404)	1,604
Carrying amount at end of year	273,876	285,360	245,804
Long Service Leave [Member]
Provisions (Details) - Schedule of movements in provisions [Line Items]
Carrying amount at start of year	368,193	391,167	323,122
Charged/(credited) to profit or loss -additional provisions recognised	31,725	40,017	68,045
Amounts used during the year	(126,658)	(62,991)
Carrying amount at end of year	$ 273,260	$ 368,193	$ 391,167